Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contracts with Customers
Note 7 – Contracts with Customers
Unbilled receivables increased from $8,317 at December 31, 2023, to $9,660 at June 30, 2024, primarily driven by revenue recognized at BDS in excess of billings.

Advances and progress billings increased from $56,328 at December 31, 2023, to $58,151 at June 30, 2024, primarily driven by advances on orders received at Commercial Airplanes (BCA).
Revenues recognized during the six months ended June 30, 2024 and 2023, from amounts recorded as Advances and progress billings at the beginning of each year were $7,877 and $7,885. Revenues recognized during the three months ended June 30, 2024 and 2023, from amounts recorded as Advances and progress billings at the beginning of each year were $3,696 and $4,004.

Note 8 – Contracts with Customers
Unbilled receivables decreased from $8,634 at December 31, 2022 to $8,317 at December 31, 2023, primarily driven by an increase in billings at BDS and BGS.

The following table summarizes our contract assets under long-term contracts that were unbillable or related to outstanding claims as of December 31:

	Unbilled		Claims
	2023	2022	2023	2022
Current	$6,565	$6,478	$6
Expected to be collected after one year	1,771	2,179	40	$16
Less valuation allowance	(19)	(23)

Total	$8,317	$8,634	$46	$16

Unbilled receivables related to commercial customer incentives expected to be collected after one year were $42 and $117 at December 31, 2023 and 2022. Unbilled receivables related to claims are items that we believe are earned, but are subject to uncertainty concerning their determination or ultimate realization.
Advances and progress billings increased from $53,081 at December 31, 2022 to $56,328 at December 31, 2023, primarily driven by advances on orders received at BCA, partially offset by revenue recognized at BDS.
Revenues recognized for the years ended December 31, 2023 and 2022 from amounts recorded as Advances and progress billings at the beginning of each year were $15,298 and $12,087.